DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Derivative Instruments - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Exchange rate contracts:
Contract/notional amount	£ 6,183,642
Fair value assets	23,595	£ 25,474
Fair value liabilities	21,373	26,124
Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount	150,971	109,670
Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	556,945	549,099
Previously stated [member]
Exchange rate contracts:
Contract/notional amount		3,646,377
Fair value assets		25,834
Fair value liabilities		26,124
Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	374,657
Fair value assets	5,797
Fair value liabilities	4,753
Trading and other exchange rate contracts [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		270,215
Fair value assets		4,760
Fair value liabilities		4,950
Interest Rate Contract [Member]
Exchange rate contracts:
Contract/notional amount	5,061,099
Fair value assets	15,747
Fair value liabilities	14,632
Interest Rate Contract [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		2,605,087
Fair value assets		18,134
Fair value liabilities		17,896
Credit Derivatives [Member]
Exchange rate contracts:
Contract/notional amount	13,757
Fair value assets	99
Fair value liabilities	181
Credit Derivatives [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		4,568
Fair value assets		77
Fair value liabilities		423
Equity And Other Contracts [Member]
Exchange rate contracts:
Contract/notional amount	15,145
Fair value assets	389
Fair value liabilities	699
Equity And Other Contracts [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		25,150
Fair value assets		982
Fair value liabilities		1,242
Trading and Other [Member]
Exchange rate contracts:
Contract/notional amount	5,464,658
Fair value assets	22,032
Fair value liabilities	20,265
Trading and Other [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		2,905,020
Fair value assets		23,953
Fair value liabilities		24,511
Hedging instruments [member]
Exchange rate contracts:
Contract/notional amount	718,984
Fair value assets	1,563
Fair value liabilities	1,108
Hedging instruments [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount	151,461
Fair value assets	950
Fair value liabilities	216
Hedging instruments [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	567,523
Fair value assets	613
Fair value liabilities	892
Hedging instruments [member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		741,357
Fair value assets		1,881
Fair value liabilities		1,613
Hedging instruments [member] | Previously stated [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount		110,997
Fair value assets		1,164
Fair value liabilities		445
Hedging instruments [member] | Previously stated [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount		630,360
Fair value assets		717
Fair value liabilities		1,168
Spots, Forwards, and Futures [Member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	41,571
Fair value assets	746
Fair value liabilities	549
Spots, Forwards, and Futures [Member] | Trading and other exchange rate contracts [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		31,716
Fair value assets		1,023
Fair value liabilities		789
Currency swap contract [member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	311,491
Fair value assets	4,566
Fair value liabilities	3,709
Currency swap contract [member] | Trading and other exchange rate contracts [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		223,624
Fair value assets		3,157
Fair value liabilities		3,534
Currency swap contract [member] | Hedging instruments [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount	490
Fair value assets	3
Fair value liabilities	29
Currency swap contract [member] | Hedging instruments [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	10,578
Fair value assets	255
Fair value liabilities	48
Currency swap contract [member] | Hedging instruments [member] | Previously stated [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount		1,327
Fair value assets		19
Fair value liabilities		38
Currency swap contract [member] | Hedging instruments [member] | Previously stated [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount		7,310
Fair value assets		120
Fair value liabilities		114
Purchased call options [member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	10,202
Fair value assets	485
Purchased call options [member] | Trading and other exchange rate contracts [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		8,191
Fair value assets		580
Purchased call options [member] | Interest Rate Contract [Member]
Exchange rate contracts:
Contract/notional amount	30,724
Fair value assets	2,107
Purchased call options [member] | Interest Rate Contract [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		32,097
Fair value assets		2,329
Written put options [member] | Trading and other exchange rate contracts [Member]
Exchange rate contracts:
Contract/notional amount	11,393
Fair value liabilities	495
Written put options [member] | Trading and other exchange rate contracts [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		6,684
Fair value liabilities		627
Written put options [member] | Interest Rate Contract [Member]
Exchange rate contracts:
Contract/notional amount	26,463
Fair value liabilities	1,997
Written put options [member] | Interest Rate Contract [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		32,817
Fair value liabilities		2,524
Interest rate swap contract [member] | Interest Rate Contract [Member]
Exchange rate contracts:
Contract/notional amount	4,381,271
Fair value assets	13,624
Fair value liabilities	12,629
Interest rate swap contract [member] | Interest Rate Contract [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		2,264,834
Fair value assets		15,791
Fair value liabilities		15,364
Interest rate swap contract [member] | Hedging instruments [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount	150,971
Fair value assets	947
Fair value liabilities	187
Interest rate swap contract [member] | Hedging instruments [member] | Previously stated [member] | Fair value hedges [member]
Exchange rate contracts:
Contract/notional amount		109,670
Fair value assets		1,145
Fair value liabilities		407
Forward Rate Agreements [Member] | Interest Rate Contract [Member]
Exchange rate contracts:
Contract/notional amount	494,430
Fair value liabilities	2
Forward Rate Agreements [Member] | Interest Rate Contract [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		239,797
Fair value assets		5
Fair value liabilities		1
Futures contract [member] | Interest Rate Contract [Member]
Exchange rate contracts:
Contract/notional amount	128,211
Fair value assets	16
Fair value liabilities	4
Futures contract [member] | Interest Rate Contract [Member] | Previously stated [member]
Exchange rate contracts:
Contract/notional amount		35,542
Fair value assets		9
Fair value liabilities		7
Futures contract [member] | Hedging instruments [member] | Previously stated [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount		73,951
Fair value liabilities		1
Interest Rate Swap [Member] | Hedging instruments [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount	556,945
Fair value assets	358
Fair value liabilities	£ 844
Interest Rate Swap [Member] | Hedging instruments [member] | Previously stated [member] | Cash flow hedges [member]
Exchange rate contracts:
Contract/notional amount		549,099
Fair value assets		597
Fair value liabilities		£ 1,053